Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 3,057	Taxes	Australia		Government of Australia, Australian Taxation Office	Australia, Curragh	codql:ResourceCoalMember	codql:AustraliaBusinessSegmentMember	Open Pit
#: 2
	10,319	Fees	Australia	snj:AU-QLD	Government of Queensland, Central Highlands Regional Council	Australia, Curragh	codql:ResourceCoalMember	codql:AustraliaBusinessSegmentMember	Open Pit
#: 3
	1,804	Fees	Australia	snj:AU-QLD	Government of Queensland, CS Energy Limited	Australia, Curragh	codql:ResourceCoalMember	codql:AustraliaBusinessSegmentMember	Open Pit
#: 4
	440	Fees	Australia	snj:AU-QLD	Government of Queensland, Department of Environment and Science	Australia, Curragh	codql:ResourceCoalMember	codql:AustraliaBusinessSegmentMember	Open Pit
#: 5
	2,088	Fees	Australia	snj:AU-QLD	Government of Queensland, Department of Natural Resources Mines and Energy	Australia, Curragh	codql:ResourceCoalMember	codql:AustraliaBusinessSegmentMember	Open Pit
#: 6
	27,157	Fees	Australia	snj:AU-QLD	Government of Queensland, Gladstone Ports Corporation Limited	Australia, Curragh	codql:ResourceCoalMember	codql:AustraliaBusinessSegmentMember	Open Pit
#: 7
	4,140	Taxes	Australia	snj:AU-QLD	Government of Queensland, Queensland Treasury	Australia, Curragh	codql:ResourceCoalMember	codql:AustraliaBusinessSegmentMember	Open Pit
#: 8
	250,352	Royalties	Australia	snj:AU-QLD	Government of Queensland, Queensland Treasury	Australia, Curragh	codql:ResourceCoalMember	codql:AustraliaBusinessSegmentMember	Open Pit
#: 9
	6,472	Fees	Australia	snj:AU-QLD	Government of Queensland, Queensland Treasury	Australia, Curragh	codql:ResourceCoalMember	codql:AustraliaBusinessSegmentMember	Open Pit
#: 10
	260,964		Australia	snj:AU-QLD	Government of Queensland, Queensland Treasury	Australia, Curragh	codql:ResourceCoalMember	codql:AustraliaBusinessSegmentMember	Open Pit
#: 11
	2,400	Fees	Australia	snj:AU-QLD	Government of Queensland, Resources Safety and Health Queensland	Australia, Curragh	codql:ResourceCoalMember	codql:AustraliaBusinessSegmentMember	Open Pit
#: 12
	141,078	Fees	Australia	snj:AU-QLD	Government of Queensland, Stanwell Corporation Limited	Australia, Curragh	codql:ResourceCoalMember	codql:AustraliaBusinessSegmentMember	Open Pit
#: 13
	3,207	Fees	Australia	snj:AU-QLD	Government of Queensland, Sunwater Limited	Australia, Curragh	codql:ResourceCoalMember	codql:AustraliaBusinessSegmentMember	Open Pit
#: 14
	783	Fees	Australia	snj:AU-QLD	Government of Queensland, Workcover Queensland	Australia, Curragh	codql:ResourceCoalMember	codql:AustraliaBusinessSegmentMember	Open Pit
#: 15
	578	Taxes	United States	snj:US-VA	Government of the United States, Office of Surface Mining Reclamation and Enforcement		codql:ResourceCoalMember	codql:UnitedStatesBusinessSegmentMember
#: 16
	231	Fees	United States	snj:US-VA	Government of the United States, U.S. Department of Labor	United States, Buchanan	codql:ResourceCoalMember	codql:UnitedStatesBusinessSegmentMember	Underground Mining
#: 17
	458	Fees	United States	snj:US-VA	Government of the United States, U.S. Department of Labor	United States, Logan	codql:ResourceCoalMember	codql:UnitedStatesBusinessSegmentMember	Open Pit
#: 18
	2,429	Taxes	United States	snj:US-WV	Government of the United States, United States Treasury		codql:ResourceCoalMember	codql:UnitedStatesBusinessSegmentMember
#: 19
	200	Taxes	United States		Government of the United States, United States Treasury		codql:ResourceCoalMember	codql:UnitedStatesBusinessSegmentMember
#: 20
	1,095	Taxes	United States	snj:US-VA		United States, Buchanan	codql:ResourceCoalMember	codql:UnitedStatesBusinessSegmentMember	Underground Mining
#: 21
	300	Taxes	United States	snj:US-VA		United States, Buchanan	codql:ResourceCoalMember	codql:UnitedStatesBusinessSegmentMember	Underground Mining
#: 22
	1,754	Taxes	United States	snj:US-WV		United States, Logan	codql:ResourceCoalMember	codql:UnitedStatesBusinessSegmentMember	Open Pit
#: 23
	$ 300	Taxes	United States	snj:US-WV		United States, Logan	codql:ResourceCoalMember	codql:UnitedStatesBusinessSegmentMember	Open Pit